RICHARDSON & PATEL LLP

10900 Wilshire Boulevard

Suite 500

Los Angeles, California 90024

Telephone (310) 208-1182

Facsimile (310) 208-1154

January 9, 2006

VIA EDGAR

United States Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

Re:	i2 Telecom International, Inc.

Proxy Statement filed January 9, 2006

File No. 000-27704

Our File No. 1953-001

Ladies and Gentlemen:

i2 Telecom International, Inc. (the “Company”) filed its preliminary proxy statement today. Included in the preliminary proxy statement is a request that shareholders approve an increase in the number of shares of common stock included in the i2 Telecom International, Inc. 2004 Stock Incentive Plan (the “Plan”). The Company intends to register the additional shares of stock on an S-8 registration statement as soon as possible after the conclusion of the annual meeting. A copy of the Plan has been filed as Appendix I to the preliminary proxy statement.

Please do not hesitate to contact the undersigned if you have questions regarding the this matter.

Very truly yours, RICHARDSON & PATEL LLP

By:	/s/ Mary Ann Sapone
MARY ANN SAPONE